Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,200,151.24
Previously Paid Amount	0.00
Total Fee Amount	441.94
Total Offset Amount	0.00
Net Fee	$ 441.94
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A